UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash

             Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period: 6/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Discretionary Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2014
Principal ($)		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 34.8%
	AEROSPACE/DEFENSE - 0.9%
40,000	Boeing Capital Corp.	4.7000	10/27/2019	$ 45,241
20,000	General Dynamics Corp.	2.2500	11/15/2022	18,896
75,000	Northrop Grumman Corp.	3.2500	8/1/2023	74,439
60,000	Raytheon Co.	2.5000	12/15/2022	57,618
				196,194
	APPAREL - 0.3%
60,000	NIKE, Inc.	2.2500	5/1/2023	56,594

	AUTO MANUFACTURERS - 0.2%
35,000	Toyota Motor Credit Corp.	2.0000	10/24/2018	35,391

	AUTO PARTS & EQUIPMENT - 0.2%
40,000	Johnson Controls, Inc.	5.5000	1/15/2016	42,791

	BANKS - 9.8%
215,000	Bank of America Corp.	2.6000	1/15/2019	217,529
140,000	BB&T Corp.	2.2500	2/1/2019	141,743
110,000	BB&T Corp.	6.8500	4/30/2019	133,640
160,000	Citigroup Inc.	3.5000	5/15/2023	155,751
245,000	Fifth Third Bancorp	2.3000	3/1/2019	246,277
130,000	Goldman Sachs Group, Inc.	2.3750	1/22/2018	132,020
45,000	Goldman Sachs Group, Inc.	5.2500	7/27/2021	50,532
30,000	HSBC Holdings PLC	5.1000	4/5/2021	34,088
75,000	JPMorgan Chase & Co.	3.2000	1/25/2023	74,466
120,000	KeyCorp	5.1000	3/24/2021	135,973
95,000	Morgan Stanley	5.5000	1/26/2020	108,734
130,000	Morgan Stanley	5.5000	7/28/2021	149,348
85,000	PNC Financial Services Group, Inc.	3.9000	4/29/2024	86,615
200,000	US Bank NA/Cincinnati OH	4.9500	10/30/2014	203,050
165,000	Wells Fargo & Co.	3.4500	2/13/2023	164,193
				2,033,959
	BEVERAGES - 0.1%
30,000	Coca-Cola Co.	3.2000	11/1/2023	30,323

	BIOTECHNOLOGY - 0.5%
100,000	Amgen, Inc.	3.8750	11/15/2021	105,531

	CHEMICALS - 1.2%
35,000	EI du Pont de Nemours & Co.	3.6250	1/15/2021	37,043
35,000	Praxair, Inc.	3.0000	9/1/2021	35,757
150,000	Rohm & Haas Co.	6.0000	9/15/2017	169,542
				242,342
	COMPUTERS - 0.2%
50,000	Apple, Inc.	3.4500	5/6/2024	50,557

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
45,000	American Express Co.	7.0000	3/19/2018	53,512
90,000	Bear Stearns Cos LLC.	5.3000	10/30/2015	95,400
30,000	Capital One Bank USA NA	8.8000	7/15/2019	38,875
25,000	Ford Motor Credit Co. LLC.	5.8750	8/2/2021	29,352
135,000	General Electric Capital Corp.	3.1500	9/7/2022	135,617
100,000	Jefferies Group LLC.	8.5000	7/15/2019	125,000
				477,756
	ELECTRIC - 2.3%
100,000	Alabama Power Co.	3.5500	12/1/2023	103,597
40,000	Arizona Public Service Co.	8.7500	3/1/2019	51,572
25,000	NiSource Finance Corp.	6.4000	3/15/2018	28,723
100,000	NV Energy, Inc.	6.2500	11/15/2020	118,015
105,000	PPL Capital Funding, Inc.	3.5000	12/1/2022	106,715
50,000	Virginia Electric and Power Co.	5.9500	9/15/2017	57,413
				466,035
	FOOD - 1.7%
25,000	ConAgra Foods, Inc.	7.0000	4/15/2019	30,057
65,000	General Mills, Inc.	3.6500	2/15/2024	66,472
150,000	Kellogg Co.	4.1500	11/15/2019	162,402
100,000	Kroger Co.	3.8500	8/1/2023	102,746
				361,677
	GAS - 0.2%
35,000	Sempra Energy	6.5000	6/1/2016	38,672

	HOUSEHOLD PRODUCTS - 0.1%
30,000	Clorox Co.	3.0500	9/15/2022	29,760

	INSURANCE - 2.4%
45,000	Aflac, Inc.	8.5000	5/15/2019	58,022
25,000	American International Group, Inc.	5.4500	5/18/2017	27,891
160,000	MetLife, Inc.	6.8170	8/15/2018	191,252
225,000	Prudential Financial, Inc.	5.1000	9/20/2014	227,297
				504,462
	INTERNET - 0.2%
35,000	eBay, Inc.	2.6000	7/15/2022	33,532

	MACHINERY - CONSTRUCTION & MINING - 0.3%
60,000	Caterpillar, Inc.	1.5000	6/26/2017	60,681

	MACHINERY - DIVERSIFIED - 0.4%
75,000	John Deere Capital Corp.	1.8500	9/15/2016	76,708

	MEDIA - 1.4%
145,000	CBS Corp.	3.3750	3/1/2022	145,321
100,000	DIRECTV Holdings LLC.	5.8750	10/1/2019	116,311
30,000	NBCUniversal Media LLC.	2.8750	1/15/2023	29,795
				291,427
	MINING - 0.4%
35,000	BHP Billiton Finance USA Ltd.	2.8750	2/24/2022	34,949
40,000	Rio Tinto Finance USA PLC	2.2500	12/14/2018	40,774
				75,723
	MISCELLANEOUS MANUFACTURING - 0.8%
75,000	3M Co.	1.3750	9/29/2016	76,318
85,000	3M Co.	1.6250	6/15/2019	84,000
				160,318
	OIL & GAS - 2.5%
70,000	Apache Corp.	3.2500	4/15/2022	72,001
100,000	BP Capital Markets PLC	1.7000	12/5/2014	100,582
35,000	BP Capital Markets PLC	3.5610	11/1/2021	36,597
65,000	Petrobras Global Finance BV	6.2500	3/17/2024	69,186
150,000	Transocean, Inc.	5.0500	12/15/2016	162,948
50,000	Valero Energy Corp.	9.3750	3/15/2019	65,628
				506,942
	PHARMACEUTICALS - 0.5%
55,000	Medco Health Solutions, Inc.	7.1250	3/15/2018	64,967
40,000	Merck Sharp & Dohme Corp.	5.0000	6/30/2019	45,514
				110,481
	PIPELINES - 0.4%
40,000	Energy Transfer Partners LP	5.2000	2/1/2022	44,264
30,000	Enterprise Products Operating LLC.	3.9000	2/15/2024	31,034
				75,298
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.8%
150,000	Boston Properties LP	3.8500	2/1/2023	154,685
15,000	Simon Property Group LP	2.2000	2/1/2019	15,143
				169,828
	RETAIL - 2.2%
95,000	Home Depot, Inc.	5.4000	3/1/2016	102,514
100,000	Lowe's Cos, Inc.	3.8000	11/15/2021	106,638
25,000	Macy's Retail Holdings, Inc.	2.8750	2/15/2023	23,997
95,000	McDonald's Corp.	3.2500	6/10/2024	95,271
85,000	Staples, Inc.	4.3750	1/12/2023	85,290
40,000	Walgreen Co.	3.1000	9/15/2022	39,298
				453,008
	TELECOMMUNICATIONS - 2.2%
200,000	AT&T, Inc.	5.6250	6/15/2016	218,519
100,000	Cisco Systems, Inc.	5.5000	2/22/2016	108,074
35,000	Motorola Solutions, Inc.	3.7500	5/15/2022	34,796
50,000	Orange SA	2.1250	9/16/2015	50,769
40,000	Verizon Communications, Inc.	4.1500	3/15/2024	41,766
				453,924
	TRANSPORTATION - 0.4%
65,000	FedEx Corp.	2.6250	8/1/2022	62,330
20,000	Union Pacific Corp.	3.7500	3/15/2024	20,955
				83,285

	TOTAL BONDS & NOTES ( Cost $7,147,847)			7,223,199

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 38.0%
	SOVEREIGN - 3.7%
370,000	Federal Home Loan Banks	0.8750	5/24/2017	370,013
400,000	Federal Home Loan Mortgage Corp.	1.3750	5/1/2020	389,082
				759,095

	TREASURY INFLATION PROTECTED SECURITIES - 34.3%
3,040,000	United States Treasury Note/Bond	0.3750	1/31/2016	3,044,393
1,000,000	United States Treasury Note/Bond	1.2500	10/31/2015	1,014,062
75,000	United States Treasury Note/Bond	1.5000	8/31/2018	75,393
2,000,000	United States Treasury Note/Bond	1.5000	12/31/2018	2,001,094
500,000	United States Treasury Note/Bond	2.0000	9/30/2020	500,938
455,000	United States Treasury Note/Bond	2.5000	5/15/2024	454,360
				7,090,240

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $7,814,508)			7,849,335
Shares
	SHORT-TERM INVESTMENT - 3.1%
	MONEY MARKET FUND - 3.1%
643,755	Dreyfus Cash Management Fund - Institutional Class, 0.03% (a) (Cost $643,755)			643,755

Contracts		Strike Price	Expiration Date	Value

	PURCHASED OPTIONS ON FUTURES CONTRACTS - 1.5%
	PURCHASED PUT OPTIONS ON FUTURES CONTRACTS - 1.5%
35	CBT Corn +	$ 4.2	Dec-14	$ 41,125
50	CBT Corn PYC +	(0.10)	Sep-14	2,188
50	CBT Corn PYC +	0.02	Sep-14	9,375
40	CBT Soybeans +	11.4	Sep-14	38,500
20	CBT Soybeans +	12.0	Sep-14	44,125
43	CBT Soybeans +	10.0	Nov-14	18,275
10	CBT Meal +	340.0	Jul-14	11,150
15	CME Hogs +	127.0	Aug-14	9,900
10	CME Hogs +	106.0	Oct-14	5,800
2	Sugar #11 +	17.0	Aug-14	67
20	Coffee +	155.0	Sep-14	10,800
10	Cotton +	75.0	Dec-14	21,250
85	Cotton +	70.0	Mar-15	91,375
5	Cotton +	75.0	Mar-15	10,700
10	RBOB +	282.0	Jul-14	42

	TOTAL PURCHASED PUT OPTIONS ON FUTURES CONTRACTS (Premiums Paid $261,010)			314,672

	PURCHASED CALL OPTIONS ON FUTURES CONTRACTS - 0.0%
40	CBT Corn +	4.8	Aug-14	2,250
4	CBT Corn +	5.0	Aug-14	100
10	Cotton +	100.0	Dec-14	300

	TOTAL PURCHASED CALL OPTIONS ON FUTURES CONTRACTS (Premiums Paid $14,025)			2,650

	PURCHASED OPTIONS ON FUTURES CONTRACTS (Premiums Paid $275,035)			317,322

	TOTAL INVESTMENTS (Cost $15,606,110) (b) - 77.6%			$ 16,033,611
	TOTAL WRITTEN PUT OPTIONS ON FUTURES CONTRACTS (Premiums Received $202,656) - (1.0) %			(204,935)
	TOTAL WRITTEN CALL OPTIONS ON FUTURES CONTRACTS (Premiums Received $164,770) - (0.4)%			(91,741)
	OTHER ASSETS IN EXCESS OF LIABILITIES + - 23.8%			4,935,787
	NET ASSETS - 100.0%			$ 20,672,722

Contracts		Strike Price	Expiration Date	Value

	WRITTEN OPTIONS ON FUTURES CONTRACTS - (1.4) %
	WRITTEN PUT OPTIONS ON FUTURES CONTRACTS - (1.0) %
20	CBT Wheat +	5.8	Sep-14	(21,625)
40	CBT Wheat +	5.6	Dec-14	(30,250)
10	CBT Wheat +	6.0	Dec-14	(16,500)
10	CBT Wheat +	7.0	Dec-14	(53,625)
2	CME NWMilk +	20.8	Jun-14	(20)
4	CME NWMilk +	20.0	Jul-14	(40)
2	CME NWMilk +	20.5	Jul-14	(40)
2	CME NWMilk +	20.0	Aug-14	(840)
15	CME Hogs +	121.0	Aug-14	(3,450)
10	CME Hogs +	98.0	Oct-14	(1,900)
10	Coffee +	170.0	Sep-14	(23,888)
10	Cotton +	77.0	Sep-14	(10,750)
15	Cotton +	70.0	Dec-14	(14,250)
5	Cotton +	83.0	Dec-14	(25,550)
10	Crude APO +	93.0	Jul-14	(100)
18	Crude APO +	94.0	Jul-14	(180)
10	Crude APO +	95.0	Jul-14	(100)
10	RBOB APO +	273.0	Jul-14	(42)
10	RBOB APO +	285.0	Jul-14	(84)
20	RBOB APO +	292.0	Jul-14	(1,680)
5	RBOB APO +	250.0	Aug-14	(21)

	TOTAL WRITTEN PUT OPTIONS ON FUTURES CONTRACTS (Premiums Received $202,656)			(204,935)

	WRITTEN CALL OPTIONS ON FUTURES CONTRACTS - (0.4) %
20	CBT Wheat +	5.8	Sep-14	(19,125)
10	CBT Wheat +	7.0	Dec-14	(2,938)
4	CME NWMilk +	22.0	Aug-14	(2,560)
15	CME Lean Hogs +	137.0	Aug-14	(14,250)
10	CME Lean Hogs +	120.0	Oct-14	(15,700)
10	Coffee +	200.0	Sep-14	(13,088)
5	Cotton +	77.0	Sep-14	(2,025)
5	Cotton +	80.0	Dec-14	(3,075)
5	Cotton +	82.0	Dec-14	(2,175)
10	Cotton +	83.0	Dec-14	(3,650)
5	Cotton +	80.0	Mar-15	(5,800)
1	Crude +	110.0	Aug-14	(160)
8	Crude APO +	110.0	Jul-14	(560)
10	NY RBOB AP Gasoline +	312.0	Jul-14	(3,864)
10	NY RBOB AP Gasoline +	318.0	Jul-14	(1,176)
5	NY RBOB AP Gasoline +	325.0	Aug-14	(1,596)

	WRITTEN CALL OPTIONS ON FUTURES CONTRACTS (Premiums Received $164,770)			(91,741)

	WRITTEN OPTIONS ON FUTURES CONTRACTS (Premiums Received $367,426)			$ (296,676)

Contracts		Notional Amount at Value	Expiration Date	Unrealized Gain (Loss)

	LONG FUTURES CONTRACTS - (3.4) %
52	CBT Corn +	1,103,050.00	Jul-14	(99,813)
128	CBT Corn +	2,721,600.00	Dec-14	(338,650)
16	CBT Soybeans +	1,120,400.00	Jul-14	(57,587)
12	CBT Soybeans +	716,100.00	Sep-14	(40,350)
5	CBT Soybean Meal +	1,145,750.00	Sep-14	(450)
2	CBT Soybean Meal +	369,900.00	Oct-14	(25,400)
2	CME Butter +	254,300.00	Jun-14	780
5	CME Lean Hog +	251,900.00	Jul-14	13,400
15	CME Lean Hog +	683,400.00	Oct-14	39,070
2	CME Lean Hog +	75,820.00	Dec-14	3,060
53	CME Cattle +	3,254,200.00	Mar-15	65,210
4	CME Non Fat Milk +	15,200.00	Aug-14	1,804
3	CME Gold +	396,600.00	Oct-14	(11,140)
2	CSC Sugar +	41,350.40	Oct-14	(1,232)
11	CSC Sugar +	236,790.40	Mar-15	1,040
2	CSC Sugar +	43,120.00	May-15	986
5	CSC Coffee +	328,312.50	Sep-14	1,961
70	CSC Coffee +	4,774,875.00	Mar-15	(141,038)
89	CSC Coffee +	6,166,031.25	Jul-15	(128,100)
16	CSC Coffee +	1,111,200.00	Dec-15	2,100
6	ICE HH Natural Gas +	264,000.00	Jul-14	(2,573)
20	ICE HH Natural Gas +	892,800.00	Nov-14	(3,634)
10	CME ES +	976,200.00	Sep-14	11,625
5	NYCE Cotton +	1,837,750.00	Dec-14	(1,636)
4	NYMEX Crude +	421,480.00	Aug-14	80
3	NYMEX NG +	133,830.00	Aug-14	(1,720)
8	CME PL +	593,160.00	Sep-14	7,865
9	LIFFE EURIBOR +	1,199,622.35	Dec-15	2,978
20	WCE CANOLA +	167,801.11	Nov-14	(1,907)
				(703,270)

Contracts		Notional Amount at Value	Expiration Date	Unrealized Gain (Loss)

	SHORT FUTURES CONTRACTS - 4.4%
176	CBT Corn +	3,685,000.00	Sep-14	597,625
1	CBT Soybeans +	66,487.50	Aug-14	750
6	CBT Soybeans +	347,175.00	Nov-14	35,463
27	CBT Wheat +	807,637.50	Dec-14	15,163
15	CBT Meal +	3,230,250.00	Aug-14	23,810
28	CBT Meal +	5,143,600.00	Dec-14	59,220
12	CBT Soybean Oil +	281,880.00	Dec-14	13,044
24	CME Lean Hog +	1,275,120.00	Aug-14	(44,740)
53	CME Cattle +	3,181,590.00	Nov-14	(69,860)
5	CSC Cocoa +	156,350.00	Sep-14	(2,691)
141	CSC Coffee +	9,715,781.25	May-15	265,388
8	CSC Coffee +	554,700.00	Sep-15	2,231
8	CSC Coffee +	542,200.00	Mar-16	(2,963)
12	ICE HH Natural Gas +	535,320.00	Aug-14	3,884
15	IMM Euro +	14,784,000.00	Jun-16	(9,888)
5	NYME Natural Gas +	223,200.00	Jun-14	11,720
8	NYME Heating Oil +	999,700.80	Aug-14	18,682
				916,837

	TOTAL NET UNREALIZED GAIN FROM OPEN FUTURES CONTRACTS			$ 213,567

* Non-income producing investment.
+ A portion of this investment is a holding of Meech Lake Commodity Fund LP which commenced operations on September 3, 2013 and is a wholly-owned subsidiary of Discretionary Managed Futures Strategy Fund.
LP - Limited Partnership.
(a) Money market fund; interest rate reflects the seven-day effective yield on June 30, 2014.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,466,944 and differs from market value by by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 669,253
		Unrealized depreciation:		(3,162)
		Net unrealized appreciation:		$ 666,091
Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Discretionary Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 7,223,199	$ -	$ 7,223,199
U.S. Government & Agency Obligations	-	7,849,335		7,849,335
Short-Term Investment	643,755	-	-	643,755
Purchased Put Options on Futures Contracts	314,672			314,672
Purchased Call Options on Futures Contracts	2,650			2,650
Total	$ 961,077	$ 15,072,534	$ -	$ 16,033,611

Liabilities	Level 1	Level 2	Level 3	Total
Written Put Options on Futures Contracts	$ (204,935)	$ -	$ -	$ (204,935)
Written Call Options on Futures Contracts	(91,741)	-	-	(91,741)
Long Future Contracts (a)	(703,270)			(703,270)
Short Future Contracts (a)	916,837			916,837
Total	$ (83,109)	$ -	$ -	$ (83,109)
(a) Amount shown represents unrealized gain(loss) at period end.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It's the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
See Consolidated Portfolio of Investmenst for industry classifications.

The derivative instruments outstanding as of June 30, 2014 as discolsed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund. The following is a summary of the market value or unrealized appreciation (depreciation) of the derivative instruments utlized by the Portfolio as of June 30, 2014 categorized by risk exposure:

Asset Derivatives Investment Value
	Commodity	Index	Equity	Currency	Total for the Period Ended June 30, 2014
Options Purchased	$ 42,287	$ -	$ -	$ -	$ 42,287
Total	$ 42,287	$ -	$ -	$ -	$ 42,287

Liability Derivatives Investment Value
	Commodity	Index	Equity	Currency	Total for the Period Ended June 30, 2014
Options Written	$ 70,750	$ -	$ -	$ -	$ 70,750
Future Contracts	208,852	11,625	-	(6,910)	213,567
Total	$ 505,528	$ 11,625	$ -	$ (6,910)	$ 510,243

Consolidation of Subsidaries – The Consolidated Portfolio of Investments of the Fund includes DMFSF Fund Limited (“DMFSF”), a wholly-owned and controlled foreign subsidiary.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund's investments in the DMFSF is as follows:
	Inception Date of CFC		CFC Net Assets at June 30, 2014		% of Fund Net Assets at June 30, 2014
DMFSF-CFC	9/3/13		$4,918,037		23.8%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

8/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

8/28/14

By (Signature and Title)

*/s/ Brian Curley

       Brian Curley, Treasurer

Date

8/28/14